Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2025 and 2024, intangible assets, net, consisted of the following:

	As of June 30,
	2025	2024
Self-developed communications platform	$2,405,362	$2,371,072
Distribution channel	907,365	894,430
Technology	1,228,432	1,210,920
Backlog	247,082	243,560
Customer relationship	1,954,325	1,926,464
Apipost data	991,122	976,993
Other	5,245	5,172
	7,738,933	7,628,611
Less: Accumulated amortization	(3,295,243)	(1,980,137)
Intangible assets, net	$4,443,690	$5,648,474

Schedule of Estimated Future Amortization Expense Related to Intangible Assets

Estimated future amortization expense related to intangible assets held as of June 30, 2025 is as follows:

For the Year Ended June 30,	Amortization
2026	$1,078,712
2027	1,018,542
2028	695,183
2029	257,992
2030	197,823
Thereafter	204,316
Total	$3,452,568